INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	6 Months Ended
Dec. 31, 2022
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.    INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1.  Cash and cash equivalents

	12/31/2022	06/30/2022
Cash at bank and on hand	68,550,022	32,912,886
Money market funds	—	562,380
	68,550,022	33,475,266

7.2.  Other financial asset

	12/31/2022	06/30/2022
Current
Restricted short-term deposits	174,693	265,123
US Treasury bills	11,160,527	—
Mutual funds	6,438,416	2,913,519
Other investments	1,108,752	2,222,491
	18,882,388	5,401,133

	12/31/2022	06/30/2022
Non-current
Shares of Bioceres S.A.	444,735	444,870
Other investments	659,983	174,971
	1,104,718	619,841

7.3.  Trade receivables

	12/31/2022	06/30/2022
Current
Trade debtors	176,943,073	111,950,965
Allowance for impairment of trade debtors	(6,525,744)	(7,142,252)
Shareholders and other related parties (Note 16)	—	640,258
Allowance for credit notes to be issued	(2,458,939)	(1,961,463)
Trade debtors - Joint ventures and associates (Note 16)	1,211,435	22,429
Deferred checks	9,061,772	8,242,373
	178,231,597	111,752,310

Non-current
Trade debtors	—	200,412
	—	200,412

7.4.  Other receivables

	12/31/2022	06/30/2022
Current
Taxes	7,403,475	9,071,643
Receivables for PP&E sales	978,869	1,734,281
Shareholders and other related parties (Note 16)	2,093,157	1,182
Other receivables - Joint ventures and associates (Note 16)	5,112,378	2,987,765
Prepayments to suppliers	7,916,125	4,648,164
Reimbursements over exports	10,552	10,549
Prepaid expenses and other receivables	1,628,273	1,110
Loans receivables	230,000	230,000
Miscellaneous	280,969	642,890
	25,653,798	19,327,584

	12/31/2022	06/30/2022
Non-current
Taxes	775,183	218,159
Reimbursements over exports	2,238,477	2,036,040
Miscellaneous	159,601	—
	3,173,261	2,254,199

7.5.  Inventories

	12/31/2022	06/30/2022
Seeds	737,129	1,183,915
Resale products	60,243,488	35,080,737
Manufactured products	25,807,803	21,725,042
Goods in transit	588,201	4,340,232
Supplies	22,273,707	17,534,434
Agricultural products	50,103,153	47,284,512
Allowance for obsolescence	(2,105,898)	(1,104,750)
	157,647,583	126,044,122
Net of agricultural products	107,544,430	78,759,610

7.6.  Biological assets

Changes in biological assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	—	—	44,413	12,900	—	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	—	—	191,481	159,996	—	351,477
Costs incurred during the period	290,667	263,428	389,282	126,293	27,005	1,096,675
Decrease due to harvest/disposals	—	—	(625,176)	(299,189)	—	(924,365)
Period ended December 31, 2022	290,667	263,428	—	—	27,005	581,100

	Soybean	Corn	Wheat	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the period	54,162	27,646	22,311	3,071	—	2,208,648	2,315,838
Initial recognition and changes in the fair value of biological assets at the point of harvest	—	—	292,692	141,899	—	1,708,237	2,142,828
Costs incurred during the period	378,530	649,680	172,957	81,661	1,099,241	33,153,682	35,535,751
Exchange differences	6,622	3,379	2,726	4,039	—	58,841	75,607
Decrease due to harvest	—	—	(490,686)	(230,670)	—	(31,205,748)	(31,927,104)
Period ended December 31, 2021	439,314	680,705	—	—	1,099,241	5,923,660	8,142,920

7.7.  Property, plant and equipment

Property, plant and equipment as of December 31, 2022 and June 30, 2022 included the following:

	12/31/2022	06/30/2022
Gross carrying amount	88,295,296	71,521,454
Accumulated depreciation	(24,500,621)	(21,613,129)
Net carrying amount	63,794,675	49,908,325

Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	12/31/2022	06/30/2022
Office equipment	240,206	269,538
Vehicles	2,288,951	2,665,074
Equipment and computer software	251,002	231,676
Fixtures and fittings	3,228,224	3,546,919
Machinery and equipment	12,400,288	5,811,960
Land and buildings	38,509,795	34,240,384
Buildings in progress	6,876,209	3,142,774
Total	63,794,675	49,908,325

1.      Gross carrying amount as of December 31, 2022 is as follows:

	Gross carrying amount
	As of the
	beginning		Additions		Foreign	As of the
	of the		from business		currency	end of the
Class	period	Additions	combination	Disposals	translation	period
Office equipment	908,004	305	—	—	724	909,033
Vehicles	5,261,979	84,209	—	(59,744)	(3,948)	5,282,496
Equipment and computer software	925,349	111,226	12,469	—	(32,824)	1,016,220
Fixtures and fittings	7,606,389	34,256	5,379	—	12,143	7,658,167
Machinery and equipment	13,017,830	1,128,712	7,047,496	(7,186)	(14,677)	21,172,175
Land and buildings	40,659,129	—	4,750,136	—	(28,269)	45,380,996
Buildings in progress	3,142,774	2,465,370	1,285,092	—	(17,027)	6,876,209
Total	71,521,454	3,824,078	13,100,572	(66,930)	(83,878)	88,295,296

2.     Accumulated depreciation as of December 31, 2022 is as follows

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of		Of the	currency	as of the end
Class	the period	Disposals	period	translation	of the period
Office equipment	638,466	—	30,827	(466)	668,827
Vehicles	2,596,905	(59,744)	457,562	(1,178)	2,993,545
Equipment and computer software	693,673	—	73,094	(1,549)	765,218
Fixtures and fittings	4,059,470	—	370,828	(355)	4,429,943
Machinery and equipment	7,205,870	—	1,575,862	(9,845)	8,771,887
Land and buildings	6,418,745	—	451,983	473	6,871,201
Total	21,613,129	(59,744)	2,960,156	(12,920)	24,500,621

3.     Gross carrying amount as of December 31, 2021, is as follows:

	Gross carrying amount
	As of the				Foreign		As of the
	beginning				currency		end of the
Class	of the period	Additions	Transfers	Disposals	translation	Revaluation	period
Office equipment	762,825	17,009	(55,698)	—	69,188	—	793,324
Vehicles	3,512,217	715,492	55,698	(218,344)	258,800	—	4,323,863
Equipment and computer software	592,126	101,156	—	(49,944)	55,471	—	698,809
Fixtures and fittings	5,637,943	—	356,109	(15)	821,362	—	6,815,399
Machinery and equipment	9,987,811	371,583	68,805	(41,468)	1,033,450	—	11,420,181
Land and buildings	41,486,215	—	168,569	—	4,099,357	(4,482,496)	41,271,645
Buildings in progress	1,995,265	551,106	(593,483)	(127,338)	237,750	—	2,063,300
Total	63,974,402	1,756,346	—	(437,109)	6,575,378	(4,482,496)	67,386,521

4.     Accumulated depreciation as of December 31, 2021, is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of		Of the	currency		as of the end
Class	the period	Disposals	period	translation	Revaluation	of period
Office equipment	473,905	—	23,583	51,063	—	548,551
Vehicles	1,676,583	(196,985)	413,229	43,972	—	1,936,799
Equipment and computer software	525,021	(49,631)	48,637	31,979	—	556,006
Fixtures and fittings	2,670,512	—	327,792	315,287	—	3,313,591
Machinery and equipment	4,862,083	(4,492)	516,171	552,484	—	5,926,246
Land and buildings	5,811,702	—	339,376	700,325	(692,630)	6,158,773
Total	16,019,806	(251,108)	1,668,788	1,695,110	(692,630)	18,439,966

The depreciation charge is included in Notes 8.3 and 8.4

7.8.  Intangible assets

Intangible assets as of December 31, 2022 and June 30, 2022 included the following:

	12/31/2022	06/30/2022
Gross carrying amount	197,128,192	94,229,557
Accumulated amortization	(22,715,941)	(17,524,688)
Net carrying amount	174,412,251	76,704,869

Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	12/31/2022	06/30/2022
Seed and integrated products
HB4 soy and breeding program	30,741,521	29,802,534
Integrated seed products	3,122,724	3,137,158
Crop nutrition
Microbiological products	49,277,287	5,792,348
Other intangible assets
Trademarks and patents	61,600,862	8,267,041
Software	1,980,198	2,167,985
Customer loyalty	22,689,659	22,537,803
RG/RS/OX Wheat	5,000,000	5,000,000
Total	174,412,251	76,704,869

1.      Gross carrying amount as of December 31, 2022 is as follows:

	Gross carrying amount
	As of the		Additions from	Foreign	As of the
	beginning of		business	currency	end of the
Class	the period	Additions	combination	translation	period
Seed and integrated products
HB4 soy and breeding program	31,371,088	1,738,631	—	—	33,109,719
Integrated seed products	3,181,155	—	—	8,296	3,189,451
Crop nutrition
Microbiological products	8,855,421	4,187,908	39,613,280	(2,279)	52,654,330
Other intangible assets
Trademarks and patents	12,183,045	49,783	55,420,441	—	67,653,269
Software	5,176,373	98,292	—	(954)	5,273,711
Customer loyalty	28,462,475	—	1,785,237	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	94,229,557	6,074,614	96,818,958	5,063	197,128,192

2.      Accumulated amortization as of December 31, 2022 is as follows:

	Amortization
	Accumulated		Foreign	Accumulated as
	as of beginning		currency	of the end of the
Class	of the period	Of the period	translation	period
Seed and integrated products
HB4 soy and breeding program	1,568,554	799,644	—	2,368,198
Integrated seed products	43,997	22,242	488	66,727
Crop nutrition
Microbiological products	3,063,073	313,970	—	3,377,043
Other intangible assets
Trademarks and patents	3,916,004	2,136,403	—	6,052,407
Software	3,008,388	285,881	(756)	3,293,513
Customer loyalty	5,924,672	1,633,381	—	7,558,053
Total	17,524,688	5,191,521	(268)	22,715,941

3.      Gross carrying amount as of December 31, 2021 is as follows:

	Gross carrying amount
	As of the
	beginning		Transfers /	Foreign currency	As of the end of
Class	of the period	Additions	Disposals	translation	the period
Seed and integrated products
HB4 soy and breeding program	27,611,142	1,840,320	—	—	29,451,462
Integrated seed products	2,558,220	—	—	290,765	2,848,985
Crop nutrition					—
Microbiological products	6,037,680	584,924	—	648,526	7,271,130
Other intangible assets
Trademarks and patents	9,824,171	—	—	1,129,486	10,953,657
Software	3,784,593	346,268	—	508,279	4,639,140
Customer loyalty	23,203,397	—	—	2,540,247	25,743,644
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	78,019,203	2,771,512	—	5,117,303	85,908,018

4.     Accumulated amortization as of December 31, 2021 is as follows:

	Amortization
	Accumulated as			Foreign	Accumulated
	of beginning of		Transfers /	currency	as of the end
Class	the period	Of the period	Disposals	translation	of the period
Crop nutrition
Microbiological products	2,041,023	259,522	—	249,507	2,550,052
Other intangible assets
Trademarks and patents	2,900,915	368,581	—	353,213	3,622,709
Software	1,935,552	212,148	—	230,243	2,377,943
Customer loyalty	3,799,351	535,747	—	459,198	4,794,296
Total	10,676,841	1,375,998	—	1,292,161	13,345,000

The amortization charge is included in Notes 8.3 and 8.4.

7.9.  Goodwill

Carrying amount of goodwill as of December 31, 2022 and June 30, 2022 is as follows:

	12/31/2022	06/30/2022

Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,324	7,523,324
Pro farm Group, Inc.	86,458,802	—
Insumos Agroquímicos S.A.	470,090	470,090
	122,532,487	36,073,685

There were no indicators of goodwill impairment.

7.10. Trade and other payables

	12/31/2022	06/30/2022

Trade creditors	114,286,611	94,653,017
Shareholders and other related parties (Note 16)	56,732	44,579
Trade creditors - Parent company (Note 16)	88,739	670,730
Trade creditors - Joint ventures and associates (Note 16)	46,901,927	29,082,325
Taxes	2,322,285	1,265,771
Miscellaneous	1,440,273	133,198
	165,096,567	125,849,620

7.11. Borrowing

	12/31/2022	06/30/2022
Current
Bank borrowings	63,502,859	48,305,535
Corporate bonds	29,861,413	12,845,934
Trust debt securities	8,563,045	6,492,733
Net loans payables- Parents companies and related parties to Parent (Note 16)	3,535,306	3,657,266
	105,462,623	71,301,468
Non-current
Bank borrowings	28,963,786	9,912,901
Corporate bonds	44,240,319	61,264,268
Net loans payables- Parent companies and related parties to Parent (Note 16)	3,000,000	3,000,000
Trust debt securities	2,905,014	—
	79,109,119	74,177,169

The carrying value of some borrowings as of December 31, 2022 measured at amortized cost differs from the fair value of these borrowings. The following measures of fair values are based on discounted cash flows (Level 2), due to the use of unobservable inputs, including own credit risk.

	12/31/2022		06/30/2022
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	63,502,859	61,697,572	48,305,535	46,589,131
Corporate Bonds	29,861,413	29,234,649	12,845,934	12,467,941

Non-current
Bank borrowings	28,963,786	27,325,723	9,912,901	9,344,755
Corporate Bonds	44,240,319	40,951,796	61,264,268	56,550,746

7.12. Secured Notes

Secured Guaranteed Notes

On August 5, 2022 the 25% of the outstanding capital of the convertible note that we had issued in 2020 and which the 75% was already converted into shares on March 16, 2022, were converted into 1.5 million shares. Bioceres has repurchased such shares for $24 million issuing the “The Secured Guaranteed Notes”.

The Secured Guaranteed Notes due 2026 mature 48 months after the issue date and bear interest at 9.0% from the issue date through 24 months after the issue date, 13.0% from 25 through 36 months after the issue date and 14.0% from 37 through 48 months after the issue date. Interest is payable semi-annually. The Secured Guaranteed Notes due 2026 have no conversion rights into our ordinary shares.

The carrying value of the Secured Guaranteed Notes as of December 31, 2022 measured at amortized cost does not differ significantly from their fair value.

Secured Convertible Guaranteed Notes

On August 8, 2022, we issued the Secured Guaranteed Convertible Notes for a total principal amount of $55 million. The notes have a 4- year maturity and accrue interest at an annual interest rate of 9%, of which 5% is payable in cash and 4% in-kind. At any time up to maturity the note holders might opt to convert the outstanding principal amount into common shares of Bioceres at a strike price of $18 per share. The Company can repurchase the notes voluntarily 30 months after the issue date.

At inception, the fair value of the liability component of the Secured Convertible Guaranteed Notes was measured using a discount rate of 13.57%.

The carrying value of Secured Convertible Guaranteed Notes as of December 31, 2022 measured at amortized cost does not differ significantly from their fair value.

Under the terms of the Secured Convertible Guaranteed Notes, the Group is in compliance with covenants.

The Secured Guaranteed Notes and the Secured Convertibles Guaranteed Notes are secured by substantially all of the assets located in the United States of Pro Farm Group, Inc. and its U.S. subsidiaries and are guaranteed by BCS Holding Inc., Bioceres Crops do Brasil Ltda., Bioceres Crops S.A., Bioceres Semillas S.A.U., Verdeca LLC, Rasa Holding LLC, Rizobacter Argentina S.A., Rizobacter del Paraguay S.A., Rizobacter do Brasil Ltda., Rizobacter South Africa, Rizobacter Uruguay, Rizobacter USA, LLC, Pro Farm Group, Inc., Pro Farm Michigan Manufacturing LLC, Pro Farm, Inc., Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda., Glinatur S.A. and Pro Farm OU.

7.13. Employee benefits and social security

	12/31/2022	06/30/2022
Current
Salaries, accrued incentives, vacations and social security	9,531,717	7,337,774
Key management personnel (Note 17)	335,916	281,347
	9,867,633	7,619,121

7.14. Deferred revenue and advances from customers

	12/31/2022	06/30/2022
Current
Advances from customers	11,233,268	5,895,313
Deferred Revenue (Note 6)	32,903,458	—
	44,136,726	5,895,313
Non-current
Deferred Revenue (Note 6)	17,096,542	—
	17,096,542	—